Note 8 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Deferred Charges [Text Block]

8. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2023	$55,035
Additions	43,233
Amortization	(19,782)
Write-off and other movements (Note 7)	(5,685)
Balance, December 31, 2023	$72,801
Additions	24,188
Amortization	(23,627)
Write-off and other movements (Note 7)	(1,555)
Balance, December 31, 2024	$71,807

During the year ended December 31, 2024, 11 vessels underwent and completed their dry-docking and special survey and one vessel was in the process of completing her dry-docking and special survey. During the year ended December 31, 2023, 23 vessels underwent and completed their dry-docking and special survey and two vessels were in the process of completing their dry-docking and special survey and during the year ended December 31, 2022, 18 vessels underwent and completed their dry-docking and special survey and five vessels were in the process of completing their dry-docking and special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.